Employee Incentive, Deferred Compensation, And Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2016
Share Based Compensation Allocation And Classification In Financial Statements [Abstract]
Stock Option Activity

	Options	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
Outstanding December 31, 2015	86	$38.69
Granted	—	—
Exercised	31	17.37
Forfeited	—	—
Expired	41	54.54
Outstanding December 31, 2016	14	$39.15	1.22	$246

Unvested Stock Unit Activity
	Stock Units	Weighted-average grant date fair value
Unvested December 31, 2015	12,274	$41.78
Granted	7,947	35.97
Vested	(3,368)	39.83
Cancelled	(577)	38.00
Unvested December 31, 2016	16,276	$39.40